INCOME TAXES - UNRECOGNIZED TAX BENEFITS RECONCILIATION (DETAILS) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Unrecognized Tax Benefit Reconciliation [Roll Forward]
BEGINNING OF YEAR	$ 1,797	$ 2,003	$ 2,582
Increases in tax positions for prior years	323	128	116
Decreases in tax positions for prior years	(388)	(146)	(485)
Increases in tax positions for current year	222	193	225
Settlements with taxing authorities	(168)	(216)	(172)
Lapse in statute of limitations	(94)	(45)	(68)
Currency translation	156	(120)	(195)
END OF YEAR	$ 1,848	$ 1,797	$ 2,003